Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI TAX EXEMPT TRUST
Entity Central Index Key	0000701817
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000017636
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Municipal Fund
Class Name	Class F
Trading Symbol	SEIMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,589,122,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 1,486
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,589,122	861	$1,486	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Cash Equivalent	0.4%
Utilities	1.6%
Nursing Homes	3.2%
Industrial Development	3.2%
Tobacco	3.4%
Power	4.7%
Housing	5.2%
Transportation	5.3%
Water	6.3%
Airports	8.5%
General Obligations	10.5%
Education	10.7%
Health Care	11.5%
General Revenue	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	0.7%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.6%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Southeast Alabama, Energy Authority, Cooperative District, Ser B	5.000%	09/01/33	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147417
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Municipal Fund
Class Name	Class Y
Trading Symbol	SINYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,589,122,000
Holdings Count | Holding	861
Advisory Fees Paid, Amount	$ 1,486
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,589,122	861	$1,486	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Cash Equivalent	0.4%
Utilities	1.6%
Nursing Homes	3.2%
Industrial Development	3.2%
Tobacco	3.4%
Power	4.7%
Housing	5.2%
Transportation	5.3%
Water	6.3%
Airports	8.5%
General Obligations	10.5%
Education	10.7%
Health Care	11.5%
General Revenue	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	0.7%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.6%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Southeast Alabama, Energy Authority, Cooperative District, Ser B	5.000%	09/01/33	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017624
Shareholder Report [Line Items]
Fund Name	Short Duration Municipal Fund
Class Name	Class F
Trading Symbol	SUMAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 740,340,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 737
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$740,340	502	$737	16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.1%
Nursing Homes	0.4%
Airports	1.6%
Pollution Control	1.7%
Utilities	2.4%
Power	2.7%
Water	2.8%
Transportation	3.1%
Industrial Development	5.4%
Health Care	9.9%
Education	10.4%
General Obligations	14.1%
General Revenue	21.3%
Housing	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky State, Public Energy Authority, Ser A	5.250%	06/01/55	2.5%
City of Andover Kansas, Ser A	3.500%	10/01/28	1.4%
District of Columbia, Ser C	0.000%	06/01/51	1.4%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.2%
Tennergy	5.000%	10/01/54	1.1%
Alachua County, Housing Finance Authority	3.300%	12/01/29	1.0%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	1.0%
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	1.0%
Metrowest Regional Transit Authority, COMWLTH APPROP	3.375%	09/11/26	0.9%
Georgia State, Main Street Natural Gas, Ser A	5.000%	05/01/54	0.9%

C000147411
Shareholder Report [Line Items]
Fund Name	Short Duration Municipal Fund
Class Name	Class Y
Trading Symbol	SHYMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
AssetsNet	$ 740,340,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 737
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$740,340	502	$737	16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.1%
Nursing Homes	0.4%
Airports	1.6%
Pollution Control	1.7%
Utilities	2.4%
Power	2.7%
Water	2.8%
Transportation	3.1%
Industrial Development	5.4%
Health Care	9.9%
Education	10.4%
General Obligations	14.1%
General Revenue	21.3%
Housing	25.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky State, Public Energy Authority, Ser A	5.250%	06/01/55	2.5%
City of Andover Kansas, Ser A	3.500%	10/01/28	1.4%
District of Columbia, Ser C	0.000%	06/01/51	1.4%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.2%
Tennergy	5.000%	10/01/54	1.1%
Alachua County, Housing Finance Authority	3.300%	12/01/29	1.0%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	1.0%
Southeast Alabama, Energy Authority, Ser E	5.000%	10/01/30	1.0%
Metrowest Regional Transit Authority, COMWLTH APPROP	3.375%	09/11/26	0.9%
Georgia State, Main Street Natural Gas, Ser A	5.000%	05/01/54	0.9%

C000017631
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	Class F
Trading Symbol	SBDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 228,489,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 271
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$228,489	133	$271	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Tobacco	0.2%
Cash Equivalent	0.5%
Utilities	0.8%
Pollution Control	0.9%
Transportation	2.0%
Water	2.8%
Nursing Homes	3.2%
Housing	3.8%
Power	6.6%
Airports	8.7%
Health Care	12.3%
Education	16.0%
General Obligations	17.6%
General Revenue	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.2%
California State	5.000%	10/01/35	2.6%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.5%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.3%
California State	5.000%	11/01/31	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.1%
California State	4.000%	08/01/34	2.0%
California State, Various Purpose	5.000%	10/01/29	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147416
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SCYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 228,489,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 271
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$228,489	133	$271	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Tobacco	0.2%
Cash Equivalent	0.5%
Utilities	0.8%
Pollution Control	0.9%
Transportation	2.0%
Water	2.8%
Nursing Homes	3.2%
Housing	3.8%
Power	6.6%
Airports	8.7%
Health Care	12.3%
Education	16.0%
General Obligations	17.6%
General Revenue	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.2%
California State	5.000%	10/01/35	2.6%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.5%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.3%
California State	5.000%	11/01/31	2.2%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.1%
California State	4.000%	08/01/34	2.0%
California State, Various Purpose	5.000%	10/01/29	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017627
Shareholder Report [Line Items]
Fund Name	Massachusetts Municipal Bond Fund
Class Name	Class F
Trading Symbol	SMAAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 61,824,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 79
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$61,824	72	$79	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.8%
Nursing Homes	1.7%
Housing	2.0%
Power	3.6%
Water	5.5%
Airports	7.4%
General Revenue	7.4%
Transportation	8.0%
General Obligations	16.3%
Health Care	20.6%
Education	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.8%
Massachusetts State, Ser C	5.000%	10/01/33	4.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	3.0%
Boston, Ser A	4.000%	11/01/31	2.6%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.3%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Massachusetts State, Development Finance Agency, Amherst College	5.000%	11/01/55	2.0%
Massachusetts Development Finance Agency, Ser N	5.000%	07/01/37	1.9%
Massachusetts Development Finance Agency, Ser F	5.000%	07/01/38	1.9%
Massachusetts Bay, Transportation Authority Sales Tax Revenue, Ser B	5.000%	07/01/37	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147413
Shareholder Report [Line Items]
Fund Name	Massachusetts Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SMSYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 61,824,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 79
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$61,824	72	$79	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.8%
Nursing Homes	1.7%
Housing	2.0%
Power	3.6%
Water	5.5%
Airports	7.4%
General Revenue	7.4%
Transportation	8.0%
General Obligations	16.3%
Health Care	20.6%
Education	25.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.8%
Massachusetts State, Ser C	5.000%	10/01/33	4.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	3.0%
Boston, Ser A	4.000%	11/01/31	2.6%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.3%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Massachusetts State, Development Finance Agency, Amherst College	5.000%	11/01/55	2.0%
Massachusetts Development Finance Agency, Ser N	5.000%	07/01/37	1.9%
Massachusetts Development Finance Agency, Ser F	5.000%	07/01/38	1.9%
Massachusetts Bay, Transportation Authority Sales Tax Revenue, Ser B	5.000%	07/01/37	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017630
Shareholder Report [Line Items]
Fund Name	New Jersey Municipal Bond Fund
Class Name	Class F
Trading Symbol	SENJX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 94,063,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 106
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$94,063	83	$106	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Water	1.2%
Cash Equivalent	1.6%
Housing	1.6%
Industrial Development	3.3%
Tobacco	3.9%
General Obligations	6.3%
Airports	7.9%
Transportation	13.9%
Health Care	14.9%
Education	19.9%
General Revenue	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.9%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.5%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147415
Shareholder Report [Line Items]
Fund Name	New Jersey Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SNJYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 94,063,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 106
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$94,063	83	$106	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Water	1.2%
Cash Equivalent	1.6%
Housing	1.6%
Industrial Development	3.3%
Tobacco	3.9%
General Obligations	6.3%
Airports	7.9%
Transportation	13.9%
Health Care	14.9%
Education	19.9%
General Revenue	24.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.9%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.5%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017629
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	Class F
Trading Symbol	SENYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 112,845,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 127
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$112,845	75	$127	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Nursing Homes	0.3%
Utilities	1.3%
Cash Equivalent	1.5%
Tobacco	2.1%
Power	3.4%
Water	3.6%
Housing	3.7%
General Obligations	4.0%
Industrial Development	5.1%
Transportation	11.5%
Health Care	12.1%
Airports	13.6%
General Revenue	18.3%
Education	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.9%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S	5.000%	02/01/39	3.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.3%
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3, ST AID WITHHLDG	5.000%	07/15/32	2.3%
New York State, Dormitory Authority, School Districts Financing Program, Ser A, ST AID WITHHLDG	5.000%	10/01/29	2.3%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	2.1%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.1%
Metropolitan Transportation Authority	5.000%	11/15/32	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147414
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SNYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 112,845,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 127
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$112,845	75	$127	9%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Nursing Homes	0.3%
Utilities	1.3%
Cash Equivalent	1.5%
Tobacco	2.1%
Power	3.4%
Water	3.6%
Housing	3.7%
General Obligations	4.0%
Industrial Development	5.1%
Transportation	11.5%
Health Care	12.1%
Airports	13.6%
General Revenue	18.3%
Education	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	3.9%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	3.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser S	5.000%	02/01/39	3.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.3%
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3, ST AID WITHHLDG	5.000%	07/15/32	2.3%
New York State, Dormitory Authority, School Districts Financing Program, Ser A, ST AID WITHHLDG	5.000%	10/01/29	2.3%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	2.1%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.1%
Metropolitan Transportation Authority	5.000%	11/15/32	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000017626
Shareholder Report [Line Items]
Fund Name	Pennsylvania Municipal Bond Fund
Class Name	Class F
Trading Symbol	SEPAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 138,181,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 182
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$138,181	112	$182	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.3%
Industrial Development	0.7%
Public Facilities	1.6%
Housing	1.8%
Tobacco	2.3%
Airports	3.2%
Utilities	3.6%
Nursing Homes	4.6%
Water	10.2%
General Revenue	10.5%
General Obligations	11.3%
Transportation	12.4%
Health Care	17.6%
Education	19.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.9%
Pennsylvania State, BAM	4.000%	03/01/35	2.6%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.4%
Pennsylvania State	5.000%	09/01/32	2.2%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.2%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	2.1%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	2.0%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147412
Shareholder Report [Line Items]
Fund Name	Pennsylvania Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SPAYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
AssetsNet	$ 138,181,000
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 182
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$138,181	112	$182	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.3%
Industrial Development	0.7%
Public Facilities	1.6%
Housing	1.8%
Tobacco	2.3%
Airports	3.2%
Utilities	3.6%
Nursing Homes	4.6%
Water	10.2%
General Revenue	10.5%
General Obligations	11.3%
Transportation	12.4%
Health Care	17.6%
Education	19.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.9%
Pennsylvania State, BAM	4.000%	03/01/35	2.6%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.4%
Pennsylvania State	5.000%	09/01/32	2.2%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.2%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	2.1%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	2.0%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000047166
Shareholder Report [Line Items]
Fund Name	Tax-Advantaged Income Fund
Class Name	Class F
Trading Symbol	SEATX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 824,532,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,492
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$824,532	441	$1,492	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.3%
0.4%
Board Bank Revenue	0.4%
Pollution Control	0.7%
Airports	1.1%
Mortgage-Backed Securities	1.3%
Transportation	1.3%
Power	2.1%
General Obligations	2.8%
Preferred Stock	3.4%
Health Care	3.4%
Water	3.5%
U.S. Treasury Obligations	5.6%
Nursing Homes	5.7%
Education	6.8%
Tobacco	7.0%
Industrial Development	8.2%
Housing	9.6%
General Revenue	14.3%
Corporate Obligations	21.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
United States Treasury Bill	3.632%	06/02/26	1.7%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.5%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.3%
United States Treasury Bill	3.635%	05/21/26	1.2%
Take Back and Exit Facility	8.500%	10/21/27	1.1%
North Fort Bend Water Authority, Ser A	4.000%	12/15/44	1.0%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.9%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147418
Shareholder Report [Line Items]
Fund Name	Tax-Advantaged Income Fund
Class Name	Class Y
Trading Symbol	STAYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.
Additional Information Phone Number	(610) 676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 824,532,000
Holdings Count | Holding	441
Advisory Fees Paid, Amount	$ 1,492
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of February 28, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$824,532	441	$1,492	14%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.3%
0.4%
Board Bank Revenue	0.4%
Pollution Control	0.7%
Airports	1.1%
Mortgage-Backed Securities	1.3%
Transportation	1.3%
Power	2.1%
General Obligations	2.8%
Preferred Stock	3.4%
Health Care	3.4%
Water	3.5%
U.S. Treasury Obligations	5.6%
Nursing Homes	5.7%
Education	6.8%
Tobacco	7.0%
Industrial Development	8.2%
Housing	9.6%
General Revenue	14.3%
Corporate Obligations	21.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
United States Treasury Bill	3.632%	06/02/26	1.7%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.5%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.3%
United States Treasury Bill	3.635%	05/21/26	1.2%
Take Back and Exit Facility	8.500%	10/21/27	1.1%
North Fort Bend Water Authority, Ser A	4.000%	12/15/44	1.0%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.9%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.